Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Reconciliation of Company’s Effective Income Tax Rate

The following table presents an unaudited reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the six months ended June 30, 2024 and 2025:

	For the six months ended
	June 30,
	2024	2025
	%	%
Statutory income tax rate of the PRC	25.0	25.0
Permanent differences	(4.5)	3.7
Change in valuation allowance	(12.5)	(20.4)
Effect of preferential tax rate	(2.6)	(7.2)
Others	(5.4)	(1.1)
Effective income tax rate	—	—